MML SERIES INVESTMENT FUND II
MML Equity Fund
(the “Fund”)
Supplement dated March 25, 2024 to the
Prospectus dated May 1, 2023 and the
Summary Prospectus dated May 1, 2023
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.
Effective April 29, 2024, T. Rowe Price Associates, Inc. (“T. Rowe Price”) will be removed as a subadviser to the Fund. All references to T. Rowe Price in the Prospectus and Summary Prospectus will, therefore, be deleted.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L8063-23-01
E-23-01

MML SERIES INVESTMENT FUND II
MML iShares® 60/40 Allocation Fund
Supplement dated March 25, 2024 to the
Prospectus dated May 1, 2023 and the
Summary Prospectus dated May 1, 2023
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective April 12, 2024, the information for Frederick Schulitz found under the heading Portfolio Manager(s) in the section titled Management (on page 50 of the Prospectus) as well as under the heading Investment Adviser in the section titled Management of the Funds on page 113 of the Prospectus, is hereby removed.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L8063-23-02
iS60/40Alloc-23-01

MML SERIES INVESTMENT FUND II
MML iShares® 80/20 Allocation Fund
Supplement dated March 25, 2024 to the
Prospectus dated May 1, 2023 and the
Summary Prospectus dated May 1, 2023
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective April 12, 2024, the information for Frederick Schulitz found under the heading Portfolio Manager(s) in the section titled Management (on page 58 of the Prospectus) as well as under the heading Investment Adviser in the section titled Management of the Funds on page 113 of the Prospectus, is hereby removed.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L8063-23-03
iS80/20Alloc-23-01

MML SERIES INVESTMENT FUND II
MML Equity Fund
MML iShares® 60/40 Allocation Fund
MML iShares® 80/20 Allocation Fund
Supplement dated March 25, 2024 to the
Statement of Additional Information dated May 1, 2023
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective April 29, 2024, T. Rowe Price Associates, Inc. (“T. Rowe Price”) will be removed as a subadviser to the MML Equity Fund. All references to T. Rowe Price in the SAI will, therefore, be deleted.
Effective April 12, 2024, the information for Frederick Schulitz found on page B-145 in the section titled Appendix C — Additional Portfolio Manager Information is hereby removed.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI L8063-23-03